Regulatory Capital Requirements - Schedule of Bank Actual and Required Capital Amounts and Ratios (Detail) $ in Thousands	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Total capital
Actual	$ 101,598	$ 81,355	$ 36,484
For capital adequacy purposes	65,422	56,578	20,367
To be well capitalized	81,777	70,722	24,459
Tier 1 capital
Actual	97,654	77,904	33,666
For capital adequacy purposes	49,066	42,433	15,275
To be well capitalized	65,422	56,578	20,367
Common equity
Actual	97,654	77,904	33,666
For capital adequacy purposes	36,800	31,825	11,456
To be well capitalized	53,155	45,969	16,548
Tier 1 capital
Actual	97,654	77,904	33,666
For capital adequacy purposes	38,657	35,230	17,054
To be well capitalized	$ 48,321	$ 44,038	$ 21,317
Ratios
Actual	12.42	11.5	14.33
For capital adequacy purposes	8	8	8
To be well capitalized	10	10	10
Actual	11.94	11.02	13.22
For capital adequacy purposes	6	6	6
To be well capitalized	8	8	8
Actual	11.94	11.02	13.22
For capital adequacy purposes	4.5	4.5	4.5
To be well capitalized	6.5	6.5	6.5
Banking Regulation, Leverage Ratio [Abstract]
Actual	10.1	8.85	7.9
For capital adequacy purposes	4	4	4
To be well capitalized	5	5	5